Financial Costs and Gain/(loss) on Derivatives - Gain/(loss) on Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2019	Jun. 30, 2018
(Gain)/Loss on Derivatives
Total (gain)/loss on derivatives	$ 8,266	$ (1,588)	[1]	$ 13,143	$ (7,915)	[1]
Interest rate swaps held for trading
(Gain)/Loss on Derivatives
Unrealized (gain)/loss on derivative financial instruments held for trading	9,112	(1,187)		14,609	(7,557)
Realized (gain)/loss on derivative financial instruments held for trading	(831)	(587)		(1,928)	(544)
Forward foreign exchange contracts held for trading
(Gain)/Loss on Derivatives
Unrealized (gain)/loss on derivative financial instruments held for trading	(466)	$ 186		(356)	$ 186
Realized (gain)/loss on derivative financial instruments held for trading	$ 451			$ 818

[1]	Restated so as to reflect the historical financial statements of GAS-twenty seven Ltd. and GAS-twelve Ltd. acquired on November 14, 2018 and April 1, 2019, respectively, from GasLog (Note 1).